Consolidated statement of changes in equity - EUR (€) € in Thousands	Total	IPO	RSU	Performance Options	Allego Holding shareholders	PIPE financing	Total	Total IPO	Total RSU	Total Allego Holding shareholders	Total PIPE financing	Share capital	Share capital IPO	Share capital RSU	Share capital Performance Options	Share capital Allego Holding shareholders	Share capital PIPE financing	Share premium	Share premium IPO	Share premium RSU	Share premium Performance Options	Share premium Allego Holding shareholders	Share premium PIPE financing	Reserves	Accumulated deficit	Accumulated deficit RSU	Accumulated deficit Performance Options	Non-controlling interests
Beginning balance at Dec. 31, 2021	€ (76,652)						€ (76,652)					€ 1						€ 61,888						€ 4,195	€ (142,736)
Loss for the year	(305,292)						(304,778)																		(304,778)			€ (514)
Other comprehensive income/(loss) for the year	(10,198)						(10,198)																	(10,169)	(29)
Total comprehensive income/(loss) for the year	(315,490)						(314,976)																	(10,169)	(304,807)			(514)
Other changes in reserves	0						0																	(886)	886
Equity contribution (Allego Holding shareholders)					€ 101,931					€ 101,931						€ 28,311						€ 73,620
Equity contribution (Spartan shareholders)	87,597						87,597					1,789						85,808
Equity contribution (PIPE financing) and Transaction costs related to issuance of ordinary shares in exchange of Public Warrants						€ 132,690					€ 132,690						€ 1,800						€ 130,890
Equity contribution (Private warrants exercise) and Issuance of shares in exchange of Public Warrants	13,854						13,854					160						13,694
Non-controlling interests on acquisition of subsidiary	1,259																											1,259
Share-based payment expenses	82,569						82,569																		82,569
Ending balance at Dec. 31, 2022	27,758						27,013					32,061						365,900						(6,860)	(364,088)			745
Loss for the year	(110,282)						(109,898)																		(109,898)			(384)
Other comprehensive income/(loss) for the year	(14,445)						(14,445)																	(14,436)	(9)
Total comprehensive income/(loss) for the year	(124,727)						(124,343)																	(14,436)	(109,907)			(384)
Other changes in reserves	0						0																	(1,845)	1,845
Equity contribution (PIPE financing) and Transaction costs related to issuance of ordinary shares in exchange of Public Warrants	(955)						(955)					0						(955)
Equity contribution (Private warrants exercise) and Issuance of shares in exchange of Public Warrants	7,569						7,569					379						7,190
Share-based payment expenses	11,032	€ 1	€ 0				11,032	€ 1	€ 0				€ 1	€ 80					€ 0	€ 0					11,032	€ (80)		0
Ending balance at Dec. 31, 2023	(79,322)						(79,683)					32,521						372,135						(23,141)	(461,198)			361
Loss for the year	(44,615)						(44,208)																		(44,208)			(407)
Other comprehensive income/(loss) for the year	28,496						28,496																	28,486	10
Total comprehensive income/(loss) for the year	(16,119)						(15,712)																	28,486	(44,198)			(407)
Other changes in reserves	0						0																	(1,365)	1,365
Share-based payment expenses	(2,486)		€ 0	€ 0			(2,486)		€ 0					€ 38	€ 242					€ 0	€ 0				(2,486)	€ (38)	€ (242)	0
Ending balance at Dec. 31, 2024	€ (97,927)						€ (97,881)					€ 32,801						€ 372,135						€ 3,980	€ (506,797)			€ (46)